Investment securities and other investments - Summary of amortized cost of debt investments (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Investment securities and other investments
Due in 1 year through 2 years - old	¥ 2,932,717
Due in 2 years through 3 years - old	789,615
Thereafter - old	156,412
Total - old	¥ 3,878,744